Home Office: Harrison, NY Administrative Office:
4333 Edgewood Road NE
0	Cedar Rapids, IA 52499

March 2, 2018

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	ML of New York Variable Annuity Separate Account A

ML of New York Retirement Plus Separate Account A – 333-197166

ML of New York Retirement Power - 333-197161

ML of New York Retirement Optimizer – 333-197163

ML of New York Investor Choice – Investor Series – 333-197172

Commissioners:

Transamerica Financial Life Insurance Company (“the Company”), on behalf of Registrant, has sent or will send to contract owners the annual reports for the period ended December 31, 2017 for the following underlying mutual funds (“Funds”) in which Registrant invests:

Annual Report Filings:

BlackRock Variable Series Funds, Inc.

BlackRock Managed Volatility V.I. Fund, SEC File No.: 811-03290

BlackRock Basic Value V.I. Fund, SEC File No.: 811-03290

BlackRock Capital Appreciation V.I. Fund, SEC File No.: 811-03290

BlackRock Global Allocation V.I. Fund, SEC File No.: 811-03290

BlackRock Global Opportunities V.I. Fund, SEC File No.: 811-03290

BlackRock U.S. Government Bond V.I. Fund, SEC File No.: 811-03290

BlackRock High Yield V.I. Fund, SEC File No.: 811-03290

BlackRock International V.I. Fund, SEC File No.: 811-03290

BlackRock Advantage Large Cap Core V.I. Fund, SEC File No.: 811-03290

BlackRock Advantage Large Cap Focus Growth V.I. Fund, SEC File No.: 811-03290

BlackRock Advantage Large Cap Value V.I. Fund, SEC File No.: 811-03290

BlackRock Government Money Market V.I. Fund, SEC File No.: 811-03290

BlackRock S&P 500 Index V.I. Fund, SEC File No.: 811-03290

BlackRock Total Return V.I. Fund, SEC File No.: 811-03290

BlackRock Equity Dividend V.I. Fund, SEC File No.: 811-03290

BlackRock Advantage U.S. Total Market V.I. Fund, SEC File No.: 811-03290

Home Office: Harrison, NY Administrative Office:
4333 Edgewood Road NE
Cedar Rapids, IA 52499

AIM Variable Insurance Funds

Invesco V.I. Core Equity Fund, SEC File No.: 811-07452

Invesco V.I. International Growth Fund, SEC File No.: 811-07452

Invesco V.I. Mid Cap Core Equity Fund, SEC File No.: 811-07452

Invesco V.I. Comstock Fund, SEC File No.: 811-07452

Invesco V.I. American Franchise Fund, SEC File No.: 811-07452

AllianceBernstein Variable Products Series Fund, Inc.

AB Global Thematic Growth Portfolio, SEC File No.: 811-05398

AB Growth and Income Portfolio, SEC File No.: 811-05398

AB International Value Portfolio, SEC File No.: 811-05398

AB Large Cap Growth Portfolio, SEC File No.: 811-05398

AB Small/Mid Cap Value Portfolio, SEC File No.: 811-05398

AB Value Portfolio, SEC File No.: 811-05398

American Century Variable Portfolios, Inc.

VP Ultra Fund, SEC File No.: 811-05188

American Funds Insurance Series

Asset Allocation Fund, SEC File No.: 811-03857

Bond Fund, SEC File No.: 811-03857

Growth Fund, SEC File No.: 811-03857

Growth-Income Fund, SEC File No.: 811-03857

International Fund, SEC File No.: 811-03857

Columbia Funds Variable Series Trust II

Columbia Variable Portfolio – Select Smaller-Cap Value Fund: SEC File No.:811-22127

Davis Variable Account Fund, Inc.

Davis Value Portfolio, SEC File No.: 811-09293

Dreyfus Variable Investment Fund

Dreyfus VIF Appreciation Portfolio, SEC File No.: 811-05125

Eaton Vance Variable Trust

Eaton Vance VT Floating-Rate Income Fund, SEC File No.: 811-10067

Federated Insurance Series

Federated Managed Tail Risk Fund II, SEC File No.: 811-08042

Federated Kaufmann Fund II, SEC File No.: 811-08042

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign VIP Fund, SEC File No.: 811-05583

Templeton Growth VIP Fund, SEC File No.: 811-05583

Janus Aspen Series

Janus Henderson Forty Portfolio, SEC File No.: 811-07736

Janus Henderson Enterprise Portfolio, SEC File No.: 811-07736

Home Office: Harrison, NY Administrative Office:
4333 Edgewood Road NE
Cedar Rapids, IA 52499

MFS Variable Insurance Trust

MFS Growth Series, SEC File No.: 811-08326

Oppenheimer Variable Accounts Funds

Oppenheimer Capital Appreciation Fund/VA, SEC File No.: 811-04108

Oppenheimer Main Street Fund®/VA, SEC File No.: 811-04108

Oppenheimer Main Street Small Cap Fund®/VA, SEC File No.: 811-04108

PIMCO Variable Insurance Trust

CommodityRealReturn Strategy Portfolio, SEC File No.: 811-08399

Low Duration Portfolio, SEC File No.: 811-08399

Real Return Portfolio, SEC File No.: 811-08399

Total Return Portfolio, SEC File No.: 811-08399

Pioneer Variable Contracts Trust

Pioneer Emerging Markets VCT Portfolio, SEC File No.: 811-08786

Pioneer Fund VCT Portfolio, SEC File No.: 811-08786

Pioneer High Yield VCT Portfolio, SEC File No.: 811-08786

Pioneer Real Estate Shares VCT Portfolio, SEC File No.: 811-08786

Transamerica Series Trust

TA AB Dynamic Allocation VP, SEC File No.: 811-04419

TA WMC US Growth VP, SEC File No.: 811-04419

TA Janus Mid Cap Growth VP, SEC File No.: 811-04419

TA Small/Mid Cap Value VP, SEC File No.: 811-04419

TA Barrow Hanley Dividend Focused, SEC File No..811-04419

TA MFS International Equity, SEC File No..811-04419

Wanger Advisors Trust

Wanger International, SEC File No.: 811-08748

Wanger USA, SEC File No.: 811-08748

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

The Company understands that the Funds have filed or will file their annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at (800) 346-3677, extension 122-5216.

Very truly yours,

/s/ Alison Ryan
Alison Ryan